Accounts Receivable	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts Receivable

Note 5 — Accounts Receivable

As of December 31, 2020 and 2019, accounts receivable consisted of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$1,781,448	$2,185,859
Less: Allowance for doubtful accounts	(178,321)	(77,760)
Total accounts receivable, net	$1,603,127	$2,108,099